Exposure to Reinsurance Receivables and Recoverable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Reinsurance receivables	$ 60	$ 126
Reinsurance recoverable	3,091	2,501
Reinsurance payables	(60)	(64)
Net reinsurance exposure	$ 3,091	$ 2,563